UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Mid-Cap Value Fund	September 30, 2014

T. Rowe Price Mid-Cap Value Fund

Unaudited

Portfolio of Investments †

(Cost and value in $000s)

	Shares/Par	Value
COMMON STOCKS 90.8%		
CONSUMER DISCRETIONARY 9.6%		
Auto Components 0.5%		
Visteon (1)	667,000	64,866
		64,866
Diversified Consumer Services 1.4%		
Graham Holdings	65,443	45,783
Houghton Mifflin Harcourt (1)	2,348,600	45,657
Strayer Education (1)(2)	1,399,100	83,778
		175,218
Leisure Products 1.2%		
Hasbro	633,000	34,812
Mattel	2,697,900	82,691
Sankyo-Gunma (JPY)	691,200	24,781
		142,284
Media 2.9%		
Cablevision Systems, Class A	7,756,600	135,818
DreamWorks Animation, Class A (1)	661,400	18,036
News Corp, Class A (1)	7,573,361	123,825
Scholastic (2)	1,569,100	50,713
Tribune Media (1)	339,300	22,326
		350,718
Multiline Retail 1.4%		
Kohl's	2,694,900	164,470
		164,470
Specialty Retail 1.5%		
Abercrombie & Fitch	2,094,000	76,096
CarMax (1)	921,900	42,822
Gap	1,547,100	64,499
		183,417

Textiles, Apparel & Luxury Goods 0.7%		
Coach	2,474,300	88,110
		88,110
Total Consumer Discretionary		1,169,083
CONSUMER STAPLES 8.1%		
Food & Staples Retailing 2.8%		
Kroger	2,542,600	132,215
Sysco	5,562,400	211,093
		343,308
Food Products 3.8%		
Archer-Daniels-Midland	2,333,400	119,237
Bunge Limited	2,525,400	212,715
Flowers Foods	3,212,208	58,976
McCormick	896,000	59,942
Tootsie Roll Industries	477,274	13,359
		464,229
Household Products 0.5%		
Clorox	567,197	54,473
		54,473
Personal Products 1.0%		
Avon	9,409,200	118,556
		118,556
Total Consumer Staples		980,566
ENERGY 7.4%		
Energy Equipment & Services 2.0%		
Exterran Holdings (2)	4,757,000	210,783

SEACOR Holdings (1)	434,500	32,500
		243,283
Oil, Gas & Consumable Fuels 5.4%		
CONSOL Energy	2,710,503	102,620
Hess	1,212,400	114,354
PBF Energy	697,430	16,738
Talisman Energy (CAD)	21,181,100	183,262
WPX Energy (1)	9,663,800	232,511
		649,485
Total Energy		892,768
FINANCIALS 26.1%		
Banks 5.2%		
CIT Group	4,749,260	218,276
Commerce Bancshares	991,696	44,274
First Horizon National (2)	11,854,242	145,570
First Niagara Financial	10,312,300	85,901
SunTrust	1,730,200	65,800
WestAmerica Bank (2)	1,514,607	70,460
		630,281
Capital Markets 7.3%		
E*TRADE Financial (1)	10,666,560	240,958
Lazard, Class A, Partnership	5,317,300	269,587
Legg Mason	1,581,300	80,899
Northern Trust	4,226,840	287,552
		878,996
Consumer Finance 0.7%		
Ally Financial (1)	3,478,990	80,504
		80,504

Thrifts & Mortgage Finance 0.6%		
Capitol Federal Financial	6,389,629	75,525
		75,525
Total Financials		3,164,123
HEALTH CARE 8.2%		
Health Care Equipment & Supplies 1.1%		
Hologic (1)	5,281,233	128,493
		128,493
Health Care Providers & Services 3.7%		
HealthSouth	1,965,557	72,529
Humana	532,100	69,327
Kindred Healthcare	1,213,500	23,542
Quest Diagnostics	1,819,500	110,407
Select Medical Holdings (2)	7,658,665	92,134
Tenet Healthcare (1)	1,449,200	86,068
		454,007
Pharmaceuticals 3.4%		
Hospira (1)	4,685,000	243,761
Mallinckrodt (1)	396,500	35,744
Zoetis	3,488,900	128,915
		408,420
Total Health Care		990,920
INDUSTRIALS & BUSINESS SERVICES 10.0%		
Aerospace & Defense 2.3%		
Textron	7,975,800	287,049
		287,049
Air Freight & Logistics 2.2%		
C.H. Robinson Worldwide	2,819,700	187,002

Expeditors International of Washington	2,058,100	83,518
		270,520
Airlines 1.2%		
Southwest Airlines	4,203,600	141,956
		141,956
Commercial Services & Supplies 1.3%		
Cintas	2,228,900	157,338
		157,338
Construction & Engineering 0.7%		
KBR	4,609,800	86,802
		86,802
Machinery 1.4%		
Harsco (2)	4,251,600	91,027
Ingersoll-Rand	330,300	18,616
Xylem	1,616,100	57,355
		166,998
Professional Services 0.9%		
ManpowerGroup	1,519,100	106,489
		106,489
Total Industrials & Business Services		1,217,152
INFORMATION TECHNOLOGY 3.6%		
Communications Equipment 0.5%		
ADTRAN	2,658,200	54,573
		54,573
Electronic Equipment, Instruments & Components 0.3%		
AVX	2,809,511	37,310
		37,310

Semiconductor & Semiconductor Equipment 2.7%		
Applied Materials	7,912,900	170,998
ASML Holding	370,282	36,591
Broadcom, Class A	1,969,275	79,598
Marvell Technology Group	2,919,200	39,351
ON Semiconductor (1)	705,100	6,304
		332,842
Software 0.1%		
FactSet Research Systems	109,202	13,271
		13,271
Total Information Technology		437,996
MATERIALS 6.5%		
Chemicals 0.9%		
Celanese, Series A	109,600	6,414
Scotts Miracle Gro	1,902,412	104,633
		111,047
Construction Materials 1.3%		
Vulcan Materials	2,510,200	151,189
		151,189
Containers & Packaging 1.8%		
MeadWestvaco	2,743,000	112,299
Packaging Corporation of America	1,737,500	110,887
		223,186
Metals & Mining 2.1%		
Franco-Nevada (CAD)	1,808,900	88,785
Lonmin (GBP) (1)	13,801,447	41,369
Newmont Mining	5,337,700	123,034
		253,188

Total Common Stocks (Cost $8,455,125)		11,004,387
CONVERTIBLE PREFERRED STOCKS 0.2%		
FINANCIALS 0.0%		
Real Estate Investment Trusts 0.0%		
Weyerhaeuser, Class A, REIT	82,900	4,473
Total Financials		4,473
Total Miscellaneous Preferred Stocks 0.2% (3)		23,241
Total Convertible Preferred Stocks (Cost $30,708)		27,714
CONVERTIBLE BONDS 0.4%		
UTi Worldwide, 4.50%, 3/1/19 (4)	46,722,000	50,039
Total Convertible Bonds (Cost $47,178)		50,039
SHORT-TERM INVESTMENTS 8.5%		
Money Market Funds 8.5%		
T. Rowe Price Reserve Investment Fund, 0.05% (2)(5)	1,034,949,858	1,034,950
Total Short-Term Investments (Cost $1,034,950)		1,034,950
Total Investments in Securities 99.9% of Net Assets (Cost $9,567,961)		$ 12,117,090

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $50,039 and represents 0.4% of net assets.
(5) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 28, 1996. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $9,567,961,000. Net unrealized gain aggregated $2,549,115,000 at period-end, of which $2,939,099,000 related to appreciated investments and $389,984,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014